Schedule of present summary information by segment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 7,646,739	$ 13,968,535	$ 7,874,886
Gross profit	1,280,118	2,538,373	1,094,994
Loss before income tax expense	(3,383,806)	(15,621,986)	(3,213,360)
Net loss	(3,383,806)	(15,602,792)	(3,213,360)
Total reportable assets	4,447,950	7,950,615	3,442,539
Telemedicine and Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	6,800,287	12,857,688	6,898,166
Gross profit	1,169,734	2,369,921	949,934
Loss before income tax expense	(3,132,486)	(15,357,637)	(2,965,165)
Net loss	(3,132,486)	(15,338,443)	(2,965,165)
Total reportable assets	4,104,014	7,328,740	3,121,643
Sale of Medicine and Medical Devices [Member]
Segment Reporting Information [Line Items]
Revenue	846,452	1,110,847	976,720
Gross profit	110,384	168,452	145,060
Loss before income tax expense	(251,320)	(264,349)	(248,195)
Net loss	(251,320)	(264,349)	(248,195)
Total reportable assets	$ 343,936	$ 621,875	$ 320,896